Consolidated income statements - CAD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Profit or loss [abstract]
Operating revenues		$ 24,468	$ 24,409
Operating costs		(13,810)	(13,820)
Severance, acquisition and other costs		(517)	(454)
Depreciation		(3,861)	(3,758)
Amortization		(1,377)	(1,283)
Finance costs
Interest expense		(1,775)	(1,713)
Net return on post-employment benefit plans		102	66
Impairment of assets		(1,027)	(2,190)
Net gains on investments		5,217	57
Other income (expense)	[1]	287	(362)
Income taxes		(1,193)	(577)
Net earnings		6,514	375
Net earnings attributable to:
Common shareholders		6,305	163
Preferred shareholders		155	181
Non-controlling interest		54	31
Net earnings		$ 6,514	$ 375
Net earnings per common share - basic and diluted
Net earnings per common share - basic (in cad per share)		$ 6.79	$ 0.18
Net earnings per common share - diluted (in cad per share)		$ 6.79	$ 0.18
Weighted average number of common shares outstanding - basic (millions) (in shares)		929.1	912.3

[1]	(1)We have presented amounts from the previous period to make them consistent with the presentation of the current period.